Segmented Information - Corporate Overhead (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Corporate overhead and other	$ 480.5	$ 450.2
Operating segments
Segmented Information
Corporate overhead and other	157.3	182.8
Intercompany insurance revenue
Segmented Information
Holding company interest and dividends	(8.0)	15.9
Holding company share of profit of associates	(81.4)	(96.8)
Investment management and administration fee income and other	$ (233.8)	$ (186.5)